Net Loss per Unit	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Net Loss per Unit
Net Loss per Unit

Note Q — Net Loss per Unit

The numerators and denominators of the basic and diluted net loss per Unit are computed as follows (in thousands, except for Unit data):

	Successor
	Six month period	Period from
	ended June 30,	February 10, 2020
	2021	to June 30, 2020
Numerator:
Net loss	$(23,575)	$(4,972)
Denominator:
Weighted average Units outstanding – basic and diluted	100	100
Basic and diluted loss per Unit	$(236)	$(50)

There were no potentially issuable Units or other dilutive securities in the Successor 2021 Period or for the Successor Q2 2020 Period.

Note R – Net Loss per Unit

The numerators and denominators of the basic and diluted net loss per Unit are computed as follows (in thousands, except for Unit data):

Successor
Period from
February 10,
2020 to
December 31,
2020
Basic and diluted net income (loss) per Unit
Numerator:
Net loss	$(14,374)
Denominator:
Weighted average Units outstanding – basic and diluted	100
Basic and diluted net income (loss) per Unit	(144)

There were no potentially issuable Units or other dilutive securities in the Successor 2020 Period.